Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025
Pemberwick Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Pemberwick Fund
Average Annual Return, Percent	5.03%	3.34%	2.15%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%	(0.40%)	1.46%
Bloomberg 1-3 Year US Government/Credit Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return, Percent	5.61%	1.56%	1.73%